ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts receivable, allowance	$ 34,366		$ 31,064		$ 21,397	$ 15,019
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Accounts receivable, allowance	$ 19,013		$ 12,622